Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The aggregate fair values of PMI’s derivative financial instruments, pension plan assets and debt as of December 31, 2013 and 2012, were as follows:

(in millions)	Fair Value At December 31, 2013	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange contracts	$153	$—	$153	$—
Pension plan assets	6,871	5,164	1,707	—
Total assets	$7,024	$5,164	$1,860	$—
Liabilities:
Debt	$26,141	$25,961	$180
Foreign exchange contracts	116	—	116	—
Total liabilities	$26,257	$25,961	$296	$—

(in millions)	Fair Value At December 31, 2012	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange contracts	$160	$—	$160	$—
Pension plan assets(a)	5,911	4,419	1,492	—
Total assets	$6,071	$4,419	$1,652	$—
Liabilities:
Debt	$22,719	$22,316	$403	$—
Foreign exchange contracts	55	—	55	—
Total liabilities	$22,774	$22,316	$458	$—

(a) Mutual funds in the amount of $1,363 million were transferred from Level 2 to Level 1 because they are actively traded on a daily basis.